Goodwill and Intangible Assets, Identifiable Intangible Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 years	Dec. 31, 2011 years
Identifiable intangible assets
Weighted average estimated useful life	24	24
Original cost	$ 39.7	$ 39.7
Accumulated amortization	(2.9)	(2.5)
Net book value	36.8	37.2
Customer relationships
Identifiable intangible assets
Weighted average estimated useful life	25	25
Original cost	38.5	38.5
Accumulated amortization	(2.0)	(1.7)
Net book value	36.5	36.8
Backlog
Identifiable intangible assets
Weighted average estimated useful life	2	2
Original cost	0.8	0.8
Accumulated amortization	(0.7)	(0.7)
Net book value	0.1	0.1
Trademark and trade name [Member]
Identifiable intangible assets
Weighted average estimated useful life	3	3
Original cost	0.4	0.4
Accumulated amortization	(0.2)	(0.1)
Net book value	$ 0.2	$ 0.3